CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit for the year		$ 96,379,000	$ 111,068,000	$ 224,435,000
Adjustments to reconcile profit to net cash flows for:
Income tax expense		145,792,000	103,441,000	170,474,000
Depreciation		130,659,000	120,934,000	96,692,000
Loss on disposal of property, plant and equipment		38,000	426,000	73,000
Impairment loss for non-financial assets		0	13,332,000	0
Write-off of unsuccessful exploration efforts		14,779,000	29,563,000	25,789,000
Interest and amortization of debt issue costs		31,088,000	30,839,000	36,360,000
Borrowings cancellation costs		0	0	5,141,000
Amortization of other long-term liabilities		(107,000)	(127,000)	(2,407,000)
Unwinding of long-term liabilities		5,153,000	6,456,000	6,026,000
Share-based payment expenses		6,274,000	7,328,000	11,038,000
Foreign exchange (gain) loss		(12,160,000)	19,729,000	(19,725,000)
Unrealized gain on commodity risk management contracts		0	0	(13,023,000)
Income tax paid	[1]	(66,805,000)	(115,626,000)	(33,355,000)
Changes in working capital		119,941,000	(26,425,000)	(40,047,000)
Cash flows from operating activities - net		471,031,000	300,938,000	467,471,000
Cash flows from investing activities
Purchase of property, plant and equipment		(191,310,000)	(199,040,000)	(168,808,000)
Advance payment for acquisitions of business		(38,000,000)	0	0
Proceeds from the sale of long-term assets		2,455,000	450,000	15,135,000
Cash flows used in investing activities - net		(226,855,000)	(198,590,000)	(153,673,000)
Cash flows from financing activities
Proceeds from borrowings		10,728,000	0	0
Principal paid		(731,000)	0	(172,522,000)
Interest paid		(27,736,000)	(27,500,000)	(36,514,000)
Borrowings cancellation and other costs paid		0	0	(9,118,000)
Lease payments		(7,775,000)	(10,267,000)	(7,851,000)
Repurchase of shares		(43,691,000)	(31,239,000)	(36,265,000)
Cash distribution		(30,035,000)	(29,715,000)	(24,282,000)
Cash flows used in financing activities - net		(99,240,000)	(98,721,000)	(286,552,000)
Net increase in cash and cash equivalents		144,936,000	3,627,000	27,246,000
Cash and cash equivalents at January 1		133,036,000	128,843,000	100,604,000
Currency translation differences		(1,222,000)	566,000	993,000
Cash and cash equivalents at the end of the year		276,750,000	133,036,000	128,843,000
Cash and cash equivalents are comprised by:
Cash in bank and bank deposits		276,739,000	133,023,000	128,831,000
Cash in hand		11,000	13,000	12,000
Cash and cash equivalents		$ 276,750,000	$ 133,036,000	$ 128,843,000

[1]	Includes self-withholding taxes for US$ 22,324,000, US$ 35,116,000, and US$ 20,767,000 in 2024, 2023 and 2022, respectively.